Call Loans and Securities Purchased under Resale Agreements	12 Months Ended
Dec. 31, 2010
Call Loans and Securities Purchased under Resale Agreements
Call Loans and Securities Purchased under Resale Agreements

5. Call Loans and Securities Purchased under Resale Agreements

Call loans and securities purchased under agreements to resell, at their respective carrying values, consisted of the following as of December 31:

	2009	2010
	(In millions of Korean won)
Call loans (1)	446,142	919,529
Securities purchased under resale or similar arrangements (2)	1,590,000	1,930,000

Total	2,036,142	2,849,529

(1)

Call loans are short-term lending among banks and financial institutions, with maturities of 90 days or less for call loans in won currency and 30 days or less for call loans in foreign currencies. Typically, call loans have maturities of one day.

(2)	The Company enters into short-term purchases of securities under agreements to resell substantially identical securities and classified these agreements as secured lending transactions.